Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Beginning balance	¥ 1,961,474	¥ 1,196,330	¥ 939,432
Change in fair value	1,385,379	698,592	321,538
Disposal of part available-for-sale debt investments	(1,390,031)
Currency translation adjustment	57,715	64,552	(64,640)
Additional investments		2,000
Ending balance	¥ 2,014,537	¥ 1,961,474	¥ 1,196,330